Long-term Incentive Plans (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Number of options, outstanding, beginning	14,725,000	13,691,833	13,620,833
Number of options, Granted		8,075,000	300,000
Number of options, Forfeited/Cancelled		(7,041,833)	(229,000)
Number of options, outstanding, ending		14,725,000	13,691,833
Weighted average exercise price, outstanding, beginnig	$ 0.38	$ 0.46	$ 0.46
Weighted average exercise price, Granted		0.32	1.25
Weighted average exercise price, Forfeited/Cancelled		(0.50)	(0.43)
Weighted average exercise price, outstanding, ending		$ 0.38	$ 0.46
Weighted average remaining contractual life, outstanding, beginning			3 years 3 months 4 days
Weighted average remaining contractual life, Granted		4 years 4 months 17 days	4 years 3 months 26 days
Weighted average remaining contractual life, Forfeited/Cancelled
Weighted average remaining contractual life, outstanding, ending	3 years 29 days	3 years 3 months 4 days